Prepaid Expenses And Other Current Assets, Net	12 Months Ended
Dec. 31, 2022
Disclosure Text Block Supplement [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET

NOTE 5 — PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET

Prepaid expenses and other current assets consisted of the following:

	December 31, 2022	December 31, 2021
Advance to suppliers (1)	$512,900	$70,228
Prepaid expenses (2)	217,064	257,479
Other receivables (3)	103,274	110,338
Less: allowance for doubtful accounts	-	-
Prepaid expenses and other current assets, net	$833,238	$438,045

(1)	Advance to suppliers primarily consists of advance payments paid to suppliers for purchases of raw materials for bakery products.

(2)	Prepaid expenses primarily represent prepaid rental expenses and other miscellaneous expenses for the Company’s bakery stores.

(3)	Other receivables are mainly business advances to officers and staff for business travel and sundry expenses.